[FFTW FUNDS, LOGO]

                                FFTW FUNDS, INC.
                        PROSPECTUS DATED APRIL 30, 2001
                       SUPPLEMENT DATED DECEMBER 21, 2001


EFFECTIVE JANUARY 2, 2002, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR THE INTERNATIONAL PORTFOLIO FOUND IN THE RISK/RETURN SUMMARY CHART ON PAGE 9 OF THE PROSPECTUS:

PRINCIPAL       The Portfolio invests primarily in high quality (rating of
INVESTMENT      AA by S&P, Aa by Moody's or a comparable rating, or higher
STRATEGIES:     from a nationally recognized  statistical rating
                organization) debt securities from foreign bond markets and denominated in foreign currencies. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio
                Manager for the Portfolio is the Lehman Brothers Global
                Aggregate Index (ex-USD). (The Lehman Brothers Global
                Aggregate Index (ex-USD) provides a broad-based measure of the international investment-grade bond market. The Lehman
                Brothers Global Aggregate Index (ex-USD) combines non-U.S.
                dollar-denominated versions of the Pan-European Index and the Japanese, Canadian, Australian and New Zealand components of the Global Treasury Index. The Lehman Brothers
                Global Aggregate Index (ex-USD) is not available for investment and does not incur expenses).

DURATION:       The Portfolio's average U.S. dollar-weighted duration
                generally will not differ from the average duration of the Lehman Brothers Global Aggregate Index (ex-USD)by more than one year. As of December 31, 2000, the duration of the Lehman Brothers Global Aggregate Index (ex-USD) was 5.29 years.

EFFECTIVE JANUARY 2, 2002, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR THE INTERNATIONAL PORTFOLIO FOUND IN THE AVERAGE ANNUAL TOTAL RETURN CHART ON PAGE 19 OF THE PROSPECTUS:

-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS    PAST      PAST     PAST       SINCE
(FOR THE PERIODS ENDING         1 YEAR    5 YEARS  10 YEARS   INCEPTION
DECEMBER 31, 2000)                                            (5/9/96)
-----------------------------------------------------------------------

International Portfolio         -0.98%    N/A       N/A        3.35%
-----------------------------------------------------------------------
JP Morgan Global Government
Bond Index (Non-U.S. Unhedged)  -2.48%    N/A       N/A        2.36%
-----------------------------------------------------------------------
Lehman Brothers Global Aggregate
Index (ex-USD)*                 -3.91%    N/A       N/A        1.69%
-----------------------------------------------------------------------

FOOTNOTE:
* Effective January 2, 2002, the International Portfolio changed its performance benchmark index from the JP Morgan Global Government Bond Index (Non-U.S.Unhedged) to the Lehman Brothers Global Aggregate Index (ex-USD) because the new index better reflects the investment strategy of the Portfolio.

EFFECTIVE JANUARY 2, 2002, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR THE EMERGING MARKETS PORTFOLIO FOUND IN THE RISK/RETURN SUMMARY CHART ON PAGE 10 OF THE PROSPECTUS:

Principal       The Portfolio invests primarily in debt securities issued
Investment      or guaranteed by foreign governments in emerging or
Strategies:     developing market countries denominated primarily in
                foreign currencies. The Adviser/Sub-Adviser allocates the Portfolio's investment assets among various emerging markets countries (and currencies). Such allocations are not expected to be comparable to, nor as diverse as the allocations accorded to such markets (and currencies by the major bond market indices. Portfolio managers will screen out credit or default risks and highlight potentially risky emerging market currencies by employing a fundamental economic analysis and internally developed models. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager is the JP Morgan
                Emerging Markets Bond Index Global Constrained. (The JP
                Morgan Emerging Markets Bond Index Global Constrained is comprised of the same emerging markets countries and their underlying securities that make up the JP Morgan Emerging
                Markets Bond Index Global. However, the weights of the larger countries are "constrained" by a system of progressively discounting ever-larger tranches of a particular countries debt. The JP Morgan Emerging Markets
                Bond Index Global Constrained is not available for investment and does not incur expenses).

Duration:       The Portfolio's average U.S. dollar-weighted duration
                generally will not differ from the average duration of the JP Morgan Emerging Markets Bond Index Global Constrained by more than one year. As of December 31, 2000, the duration of the JP Morgan Emerging Markets Bond Index
                Global Constrained was 4.83 years.

EFFECTIVE JANUARY 2, 2002, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR THE EMERGING MARKETS PORTFOLIO FOUND IN THE AVERAGE ANNUAL TOTAL RETURN CHART ON PAGE 19 OF THE PROSPECTUS:

-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS    PAST        PAST     PAST       SINCE
(FOR THE PERIODS ENDING         1 YEAR      5 YEARS  10 YEARS   INCEPTION
DECEMBER 31, 2000)                                              (8/12/97)
-----------------------------------------------------------------------

Emerging Markets Portfolio      11.41%      N/A       N/A        2.87%
-----------------------------------------------------------------------
JP Morgan Emerging
Local Markets Index Plus        2.00%       N/A       N/A        6.75%
-----------------------------------------------------------------------
JP Morgan Emerging
Markets Bond Index Plus         15.66%      N/A       N/A        10.58%
=======================================================================

Constructed Benchmark
(Consisting of 60% JP Morgan
Emerging Local Markets Index
Plus and 40% JP Morgan
Emerging Markets Bond Index
Plus)                            7.46%      N/A       N/A        6.54%
-----------------------------------------------------------------------
JP Morgan Emerging Markets
Bond Index Global                14.41%     N/A       N/A        6.75%
-----------------------------------------------------------------------
JP Morgan Emerging Markets
Bond Index Global Constrained*   12.68%     N/A       N/A        5.75%

FOOTNOTE:
* Effective January 2, 2002, the Emerging Markets Portfolio changed its performance benchmark index from the JP Morgan Emerging Markets Bond Index Global to the JP Morgan Emerging Markets Bond Index Global Constrained because the new index better reflects the investment strategy of the Portfolio.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE SECTION ENTITLED DIVIDENDS ON PAGE 30 OF THE PROSPECTUS:

As of December 3, 2001, net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than the U.S. Short-Term Portfolio, will be declared as dividends payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of the U.S. Short-Term Portfolio will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all Federal Tax Regulations.

THE FOLLOWING INFORMATION REPLACES INFORMATION FOUND IN THE PROSPECTUS FOR THE FUND'S DISTRIBUTOR:

Effective October 1, 2001, Quasar Distributors, LLC ("Quasar") replaced First Fund Distributors, Inc. ("First Fund") as the Fund's distributor. The terms of the Distribution Agreement dated October 1, 2001 among the Fund, Investors Bank & Trust Company ("Investors Bank") and Quasar are identical to the terms of the Distribution Agreement dated January 1, 2000 among the Fund, Investors Bank and First Fund. All references to First Fund should now be read as Quasar.